Long-term debt (Tables)	9 Months Ended
Sep. 30, 2022
Long-term debts
Schedule of long-term debt

Long-term debt

in € THOUS

	September 30,	December 31,
	2022	2021

Schuldschein loans	224,595	—
Bonds	7,684,970	7,071,259
Accounts Receivable Facility	25,634	—
Other	191,778	243,656
Long-term debt	8,126,977	7,314,915
Less current portion	(58,485)	(667,966)
Long-term debt, less current portion	8,068,492	6,646,949

Schedule of accounts receivable facility

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2022 (1)		September 30, 2022 (2)

Accounts Receivable Facility	$900,000	€923,266	$25,000	€25,646

	Maximum amount available		Balance outstanding
	December 31, 2021 (1)		December 31, 2021 (2)

Accounts Receivable Facility	$900,000	€794,632	$—	€—

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.